Sales and Marketing Expenses - Schedule of Sales and Marketing Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Sales and Marketing Expenses [Line Items]
Share based payments			$ 3,024	$ 1,551
Sales and marketing expenses	$ 1,255	$ 1,736	5,696	3,316
Sales and Marketing Expenses [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Salaries and related expenses			3,535	2,443
Share based payments			555	51
Consultants			540	336
Travel and Conferences			412	162
Rent and office maintenance			116
Other			538	324
Sales and marketing expenses			$ 5,696	$ 3,316